SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	Jun. 30, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Capitalized deferred offering costs	$ 6,404
Deferred offering costs included in accrued expenses	$ 5,000